Changes in provision for expected credit losses (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Opening balance	$ 1,596	$ 2,331
Additions	42	209
Write-offs		(667)
Reversals	(75)	(31)
Transfer of assets held for sale		(3)
Cumulative translation adjustment	30	(243)
Closing balance	1,593	1,596
Current	199	218
Non-current	$ 1,394	$ 1,378